Note 41 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Nature Of The Financial Instrument (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 1,844	€ 663	€ 1,027
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	799	(2,266)	158
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	669	(1,099)	2,059
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(812)	1,361	(1,866)
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	165	(241)	100
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(95)	274	55
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 1,118	€ 2,635	€ 522